Reconciliation of Provision Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Income before income tax	$ (825)	$ 3,790	$ 39,229
Tax provision at PRC enterprise income tax rate of 25%	(206)	948	9,807
Expenses not deductible for tax purposes	813	881	2,127
Preferential tax rates granted to PRC entities	94	413	(2,233)
Effect of the different income tax rates in other jurisdictions	345	114	1,096
Changes in valuation allowances	(141)	(3,731)	(1,378)
Expired operating loss carry forwards	1,241	7,010
Income tax expenses	$ 2,146	$ 5,635	$ 9,419